Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property and equipment
Total	$ 1,657.9	$ 1,356.4
Less: Accumulated depreciation	(425.7)	(342.7)
Property and equipment, net	1,232.2	1,013.7
Buildings and leasehold improvements
Property and equipment
Total	1,086.6	930.9
Capitalized interest included in buildings and leasehold improvements	27.8	27.3
Furniture, fixtures and equipment
Property and equipment
Total	$ 571.3	$ 425.5